Equity Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Changes to Number of Restricted Shares

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000’s)
Balance, RSUs outstanding as at December 31, 2018	1,668
Converted into common shares	(206)
Granted	955
Forfeited	(20)
Cancelled	(9)
Balance, RSUs outstanding as at December 31, 2019	2,388
Converted into Common shares	(886)
Granted	810
Forfeited	(22)
Balance, RSUs outstanding as December 31, 2020	2,290

Summary of Changes to Number of Deferred Share Units

During the year ended December 31, 2020, the Company granted 121 DSUs (2019 – 135) with the total estimated fair value of $468 (2019 – $458) to the Company’s independent directors in lieu of cash payments of directors’ fees.

Number of DSUs (in 000’s)
Balance, DSUs outstanding as at December 31, 2018	128
Granted	135
Converted into common shares	(35)
Balance, DSUs outstanding as at December 31, 2019	228
Granted	121
Converted into common shares	(131)
Balance, DSUs outstanding as at December 31, 2020	218

Summary of Stock Options Outstanding and Exercisable	Stock options outstanding and exercisable as at December 31, 2020 are as follows:
Range of Exercise Prices CDN$	Number outstanding and exercisable as at December 31, 2020 (in 000’s)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CDN$
$1.50-$2.35	476	0.2	2.35
$4.55 - $5.00	649	1.3	4.90
$8.05 - $11.07	1,178	1.7	8.18
	2,303	1.3	6.05

Summary of Changes to Stock Options Outstanding

A summary of changes to stock options outstanding is as follows:

	Number of Options (in 000’s)	Weighted Average Exercise Price, (CDN$)
Balance, stock options outstanding as at December 31, 2018	5,152	5.02
Exercised	(1,203)	(2.60)
Expired	(218)	(6.41)
Balance, stock options outstanding as at December 31, 2019	3,731	5.94
Exercised	(1,233)	(5.19)
Expired	(195)	(8.99)
Balance, stock options outstanding as at December 31, 2020	2,303	6.05

Summary of Changes to Number of RS-Ps

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000’s)
Balance, PSUs outstanding as at December 31, 2018	699
Forfeited	(12)
Granted	323
Balance, PSUs outstanding as at December 31, 2019	1010
Cancelled	(11)
Balance, PSUs outstanding as at December 31, 2020	999